UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Fulcrum Diversified Absolute Return Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.fulcrumassetfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-855-538-5278.

1

2

DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st 2019 to June 30th 2020

The 12-month period from July 1st 2019 was very much a tale of three very different market environments; namely the second half of 2019 where we saw the rise of the ongoing trade conflict and the corresponding risks to global growth; the global coronavirus breakout in the first quarter of 2020; and then the sharp reversal in terms of strong returns in the second quarter of 2020. Taking each of these periods in turn and providing more context in terms of market returns:

The ongoing trade conflict between the US and China, which had flared up in May 2019, continued to negatively impact business sentiment and growth in advanced economies in the second half of 2019, most notably impacting Europe. In contrast, growth in China remained fairly stable with offsetting policy stimulus and currency depreciation, countering the contractionary shock. With activity below trend growth and an absence of inflationary pressures in the face of firming labour markets, central banks moved in a dovish direction on a global basis spurring on risk assets. Both global equities1 (+9.54%) and bonds2 (+2.09%) rallied in the second half of 2019; with US equities3 (+9.82%) outperforming Emerging Market equities4 (+5.67%).

The new decade started strongly for both equities and bonds, as global central banks maintained their supportive stance despite a meaningful improvement in economic activity and December’s successful Phase 1 trade deal between the US and China. The market was not overly focused on the coronavirus outbreak in China in January, believing it was contained with limited cases outside of the country. But this all changed in the last week of February with the rapid outbreak of cases outside of China and equities registering one of the largest weekly falls since 2008.

The relative calm witnessed in the first week of March was short lived. On the 8th of March, Saudi Arabia initiated an oil price war with Russia and outright fear gripped all markets already on tenterhooks with the spreading coronavirus and increasingly uncertain growth backdrop. At the nadir, global equities lost a third of their value within three weeks, experiencing one of the sharpest declines on record. De-risking was not limited to growth assets but also to perceived “safe-haven” assets, including gold and government bonds, as the market crisis became a broader liquidity event. This liquidity event subsided in the second half of March after Central Banks stepped in to assuage market fears. But global equities1 still finished the first quarter firmly in negative territory (-19.81%) and bonds2 provided small gains (+1.45%).

The second quarter of 2020 saw globally coordinated fiscal and monetary policy support, a better than expected normalisation in economic activity and a strong recovery in risk assets. This was the antithesis of the first quarter. Despite the rebound in risk assets, global equities1 remained in negative territory year to date (-4.92%) and global bonds2 continued to build on their year to date gains (+3.90%).

Fund Performance

For the fiscal year ended June 30th 2020, Fulcrum Diversified Absolute Return Institutional Class shares had a total return of +8.57%. The focus on generating returns via several complementary ways that are not overly dependent on positive returns from traditional asset classes served the strategy well through this turbulent period for assets.

The Fund’s strong performance was driven primarily by Relative Value strategies, with a small contribution from Directional strategies. Diversifying strategies and the hedging program were flat over the period.

At the start of third quarter 2019, after the powerful rally in global governments bonds, we began to include more defensive assets in the portfolio which we believed could work more effectively than bonds irrespective of global growth outcomes. Such assets included precious metals and they registered significant gains in the first half of 2020 along with exposures to those currencies with more defensive qualities such as the Japanese Yen and Swiss Franc.

Within Relative Value, our thematic equity exposure to Technology Disruption and Global Energy were key performers over the period with additional strong contributions from Cross Asset opportunities we identified in the first half of 2020. Returns from Directional strategies were driven principally by exposure to North American equities which we continue to manage actively.

Overall, the macro landscape remains diverse and fluid as the world continues to grapple with a period of great uncertainty for people’s lives and the global economy. Our focus on diversification remains high and is reflected in the breadth of ideas in the portfolio as well as our focus on Relative Value ideas, which by design are less sensitive to the overall direction of markets and can potentially deliver returns in a wide range of underlying markets.

1 MSCI World Index Hedged Daily measures the equity market performance of developed markets (Source: MSCI)

2 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. (Source: Barclays)

3 S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (source: Bloomberg)

4 MSCI Emerging Markets Index captures the performance of 1,138 large and mid cap constituents across 24 Emerging Markets countries. (Source: MSCI)

It is not possible to invest directly in an index.

Must be Preceded or Accompanied by a prospectus.

Opinions expressed are those of Fulcrum Asset Management LLP and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund

Performance Summary

June 30, 2020

Comparison of a Hypothetical $1,000,000 Investment in

the Fulcrum Diversified Absolute Return Fund - Institutional Class
and Barclays 3-month USD LIBOR Cash Index

Investment Returns

For the periods ended June 30, 2020

	One Year	Three Year*	Since Inception*
Fulcrum Diversified Absolute Return Fund
Institutional Class **	8.57%	4.15%	2.03%
Super Institutional Class **	8.69%	4.23%	2.08%
Barclays 3-month USD LIBOR Cash Index	1.63%	2.00%	1.52%

* Average annualized returns.

** Inception date on July 31, 2015.

Fulcrum Diversified Absolute Return Fund

Expense Example

June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the

5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Institutional Class
Actual Fund Return	$1,000.00	$1,055.10	1.07%	$5.46
Hypothetical 5% Return	$1,000.00	$1,019.55	1.07%	$5.37

Super Institutional Class
Actual Fund Return	$1,000.00	$1,056.20	1.06%	$5.41
Hypothetical 5% Return	$1,000.00	$1,019.60	1.06%	$5.31

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings

By Market Exposure of Cash settled instruments, Futures, and Options

June 30, 2020 (Unaudited)

▪	North American Equities 22.6%
▪	European ex-UK Equities -0.7%
▪	Japanese Equities 1.5%
▪	UK Equities 0.9%
▪	Asia ex-Japan Equities -0.9%
▪	Emerging Market Equities 0.0%
▪	Short Term Government Bonds 43.5%
▪	Fixed Income Absolute Return Strategies 0.0%
▪	Developed Rates (10 year equivalent) 10.7%
▪	Emerging Market Rates (10 year equivalent) 1.6%
▪	Commodities 14.1%
▪	Diversifying Strategies* 6.7%

*	Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings

By Risk Contribution

June 30, 2020 (Unaudited)

Individual Risk1 Exposure by Strategy

Portfolio ex-ante risk (post-diversification): 6%

Directional	5.7%
Macro Equities - North America	3.0
Macro Equities - Europe ex-UK	1.0
Real Assets	0.7
Macro Equities - Japan	0.5
Macro Equities - United Kingdom	0.3
Macro Equities - Asia ex-Japan	0.2
Fixed Income	2.0%
U.S. Inflation	1.5
U.S. Rates	0.4
China vs Australia 5 Year	0.1
Currencies	2.2%
UK Pound	0.9
Euro	0.9
Australian Dollar	0.2
Asian Currencies	0.1
CEEMEA Currencies	0.1

Thematic Equities	4.6%
Idiosyncratic	1.3
Technology Disruption	1.3
Cyclicals	0.5
Climate Change	0.5
Defensive	0.3
Global Financials	0.3
Global Energy Sector	0.2
Consumer Trends	0.2
Cross Asset	2.2%
European Equities vs Yen	2.2
Commodities	3.9%
Precious Metals	2.2
Carbon Emissions	1.0
Brent Oil	0.4
Long-dated Oil	0.3
Volatility Strategies	0.7%
Global Dispersion	0.6
Vix Put	0.1
Diversifying Strategies	0.8%
Diversifying Strategies	0.8

Sum of Individual Volatility Risk	22.1%

1 Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of June 30, 2020. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments
June 30, 2020

PURCHASED OPTIONS AND WARRANTS - 4.3%		Contracts	Notional	Value
Put Option Purchased - 0.6%
Euro STOXX 50 Price at $2,500, September 18, 2020		699	22,606,149 EUR	$206,540
Euro STOXX 50 Price at $2,800, September 18, 2020		261	8,440,923 EUR	167,729
CBOE Volatility Index (VIX) at $28, July 22, 2020		752	2,288,336 USD	169,200
Crude Oil Dec 20 Futures at $42, October 27, 2020 (1)		117	4,885,920 USD	500,760
Crude Oil Dec 21 Futures at $90, October 26, 2021 (1)		30	1,321,800 USD	8,400
Crude Oil Dec 21 Futures at $100, October 26, 2021 (1)		30	1,321,800 USD	5,100
Total Put Option Purchased (Premiums Paid $1,786,413)				1,057,729

Call Option Purchased - 0.1%
Gold Aug 20 Futures at $1,700, July 28, 2020 (1)		48	8,642,400 USD	28,320
Silver Sep 20 Futures at $16.00, August 26, 2020 (1)		31	2,888,735 USD	22,940
Total Call Option Purchased (Premiums Paid $102,533)				51,260

Over-The-Counter Options Purchased - 0.5%	Counterparty [a]
AUD Put / JPY Call at 70.000, August 4, 2020 (2)(3)	JPM		1,434,000 AUD	173,138
EUR Put / GBP Call at 0.885, July 7, 2020	JPM		8,744,000 EUR	—
EUR Put / GBP Call at 0.850, September 4, 2020 (2)(3)	MS		861,000 EUR	38,914
EUR Put / USD Call at 1.090, July 17, 2020 (3)	JPM		864,000 EUR	22,152
EUR Put / USD Call at 1.100, July 10, 2020 (3)	JPM		344,000 EUR	11,561
USD Call / JPY Put at 108.600, July 17, 2020 (3)	JPM		966,000 USD	270,537
USD Call / JPY Put at 109.400, August 21, 2020 (3)	JPM		964,000 USD	251,634
USD Call / JPY Put at 109.750, July 17, 2020 (2)(3)	MS		966,000 USD	405
USD Call / TRY Put at 7.500, August 28, 2020 (3)	JPM		324,000 USD	25,946
USD Put / JPY Call at 104.250, August 21, 2020 (3)	JPM		964,000 USD	70,640
USD Put / KRW Call at 1,175.000, July 1, 2020 (3)	JPM		117,000 USD	1
USD Put / MXN Call at 21.000, July 6, 2020 (3)	JPM		199,000 USD	192
USD Put / MXN Call at 21.000, July 16, 2020 (3)	JPM		216,000 USD	208
Total Over-The-Counter Options (Premiums Paid $1,102,220)				865,328

Warrants - 3.1%	Counterparty [a]	Contracts	Notional	Value
Euro STOXX 50 Index Dispersion Warrants (5)
Effective: 12/04/2019, Expiration: 12/18/2020, Strike: 16.41% (4)	SG	5,000	500,000 EUR	710,329
Effective: 10/02/2019, Expiration: 12/18/2020, Strike: 19.00%	HSBC	350	350,000 USD	369,953
Effective: 10/10/2019, Expiration: 12/18/2020, Strike: 17.15% (4)	CITI	225	225,000 EUR	396,548
Effective: 01/06/2020, Expiration: 12/18/2020, Strike: 16.30% (4)	JPM	4	400,000 EUR	639,225
Effective: 03/03/2020, Expiration: 06/18/2021, Strike: 19.19% (4)	JPM	4	400,000 EUR	719,533
Multiple Markets Index Dispersion Warrants (6)
Effective: 01/25/2019, Expiration: 03/19/2021	BNP	250	250,000 USD	179,780
Effective: 02/15/2019, Expiration: 12/18/2020 (4)	HSBC	4,020	4,020,000 EUR	181,245
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	2,980,000 USD	308,907
Effective: 03/05/2019, Expiration: 03/19/2021	BNP	250	250,000 USD	300,435
Swiss Market Index Dispersion Warrant (4)(5)
Effective: 06/16/2020, Expiration: 06/18/2021, Strike: 21.32%	MS	300	300,000 CHF	281,176
S&P 500 Index Dispersion Warrants (5)
Effective: 12/04/2019, Expiration: 01/15/2021, Strike: 17.31%	UBS	27	270,000 USD	299,160
Effective: 01/28/2020, Expiration: 06/18/2021, Strike: 16.08%	HSBC	300	300,000 USD	270,066
Effective: 02/25/2020, Expiration: 06/18/2021, Strike: 17.57%	HSBC	400	400,000 USD	317,084
Effective: 06/12/2020, Expiration: 06/18/2021, Strike: 30.48%	JPM	3	300,000 USD	278,464
Total Warrants (Cost $4,884,506)				5,251,905

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $7,875,672)				7,226,222

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments
June 30, 2020

SHORT-TERM INVESTMENTS - 60.7%	Principal Amount	Value
United States Treasury Bills - 60.7% (7)
0.075%, 09/17/2020	4,890,000 USD	$4,888,623
0.115%, 09/24/2020	4,500,000 USD	4,498,725
0.155%, 11/27/2020	10,500,000 USD	10,493,481
1.100%, 07/16/2020	7,700,000 USD	7,699,667
1.452%, 08/13/2020	9,000,000 USD	8,998,710
1.461%, 07/23/2020	8,000,000 USD	7,999,462
0.745%, 07/30/2020	15,000,000 USD	14,998,580
0.858%, 08/06/2020	17,000,000 USD	16,998,003
0.880%, 08/20/2020	15,800,000 USD	15,797,477
1.056%, 09/03/2020	10,000,000 USD	9,997,711
Total United States Treasury Bills (Cost $102,293,808)		102,370,439

TOTAL SHORT-TERM INVESTMENTS (Cost $102,293,808)		102,370,439

Investments, at value (Cost $110,169,480) - 65.0%		109,596,661
Other Assets in Excess of Liabilities - 35.0%		59,022,745
TOTAL NET ASSETS - 100.0%		$168,619,406

(1)	Position held in subsidiary.
(2)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(3)	Binary option - Payoff is either notional amount or nothing.
(4)	Foreign issued security.
(5)	The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.
(6)	The payout of the Multiple Markets Index Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.
(7)	Rate quoted is effective yield of position.

a Counterparty abbreviations

BNP - BNP Paribas S.A.

CITI - Citigroup Global Markets
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
MS - Morgan Stanley
SG - Societe Generale
UBS - UBS AG

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

WRITTEN OPTIONS - (0.5%)		Contracts	Notional	Value
Call Options Written - (0.3%)
Euro STOXX 50 Price at $3,400, July 17, 2020		(269)	(8,699,648) EUR	$(46,844)
Euro STOXX 50 Price at $3,500, August 21, 2020		(267)	(8,634,967) EUR	(73,493)
U.S. Long Bond September 20 Futures at $185, August 21, 2020		(109)	(19,463,313) USD	(81,750)
Crude Oil Dec 20 Futures at $48, October 27, 2020 (1)		(120)	(5,011,200) USD	(220,800)
Gold Aug 20 Futures at $1,850, July 28, 2020 (1)		(38)	(6,841,900) USD	(69,540)
Gold Aug 20 Futures at $1,950, July 28, 2020 (1)		(38)	(6,841,900) USD	(14,820)
Silver Sep 20 Futures at $21.00, August 26, 2020 (1)		(31)	(2,888,735) USD	(53,320)
Total Call Options Written (Premiums Received $515,287)				(560,567)

Put Option Written - (0.2%)
Euro STOXX 50 Price at $2,800, July 17, 2020		(269)	(8,699,648) EUR	(21,458)
Euro STOXX 50 Price at $2,850, August 21, 2020		(267)	(8,634,967) EUR	(125,989)
CBOE Volatility Index (VIX) at $22, July 22, 2020		(752)	(2,288,336) USD	(15,040)
CBOE Volatility Index (VIX) at $25, July 22, 2020		(752)	(2,288,336) USD	(69,560)
Total Put Option Written (Premiums Received $384,347)				(232,047)

Over-The-Counter Option Written - (0.0%)	Counterparty [a]
AUD Put / JPY Call at 70.000, August 4, 2020 (2)(3)	GS		(510,000) AUD	(61,576)
EUR Put / JPY Call at 118.500, July 1, 2020	JPM		(8,607,000) EUR	—
Total Over-The-Counter Option Written (Premiums Received $97,431)				(61,576)

TOTAL WRITTEN OPTIONS (Premiums Received $997,065)				$(854,190)

(1)	Position held in subsidiary.
(2)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(3)	Binary option - Payoff is either notional amount or nothing.

a Counterparty abbreviations

GS - Goldman Sachs

JPM - J.P. Morgan Investment Bank

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	June 30, 2020	Received	Amount	June 30, 2020	Gain/(Loss)
07/31/2020	AUD	5,801,891	$4,004,627	NZD	6,207,217	$4,005,780	$1,153
07/31/2020	AUD	4,218,721	2,911,879	USD	2,895,601	2,895,601	(16,278)
07/31/2020	CHF	300,000	316,948	USD	316,758	316,758	(190)
07/31/2020	EUR	3,459,000	3,888,961	GBP	3,129,398	3,878,484	(10,477)
07/31/2020	EUR	21,817,108	24,529,020	USD	24,515,775	24,515,775	(13,245)
07/31/2020	NOK	8,234,067	855,569	USD	850,852	850,852	(4,717)
07/31/2020	NZD	1,741,000	1,123,541	USD	1,119,279	1,119,279	(4,262)
07/31/2020	USD	11,495,267	11,495,267	GBP	9,259,000	11,475,335	(19,932)
07/31/2020	USD	213,180	213,180	SEK	1,987,139	213,339	159
09/16/2020	BRL	1,896,137	347,499	USD	377,886	377,886	30,387
09/16/2020	CLP	329,000,003	401,019	USD	417,697	417,697	16,678
09/16/2020	HUF	249,194,452	790,284	USD	818,942	818,942	28,658
09/16/2020	IDR	12,467,803,538	865,123	USD	861,155	861,155	(3,968)
09/16/2020	INR	70,108,403	921,246	USD	916,055	916,055	(5,191)
09/16/2020	KRW	4,035,091,720	3,356,618	USD	3,324,000	3,324,000	(32,618)
09/16/2020	PLN	1,920,323	485,503	USD	487,612	487,612	2,109
09/16/2020	RUB	19,523,165	271,830	USD	279,219	279,219	7,389
09/16/2020	SGD	1,207,629	866,752	USD	869,132	869,132	2,380
09/16/2020	THB	143,628,569	4,646,384	USD	4,636,919	4,636,919	(9,465)
09/16/2020	TRY	3,766,596	537,559	USD	536,980	536,980	(579)
09/16/2020	TWD	584,850	19,832	USD	20,000	20,000	168
09/16/2020	USD	40,000	40,000	BRL	205,996	37,752	(2,248)
09/16/2020	USD	50,000	50,000	CLP	39,915,600	48,653	(1,347)
09/16/2020	USD	70,000	70,000	HUF	21,606,746	68,523	(1,477)
09/16/2020	USD	140,000	140,000	IDR	2,027,806,000	140,707	707
09/16/2020	USD	10,000	10,000	INR	762,240	10,016	16
09/16/2020	USD	6,216,690	6,216,690	KRW	7,425,731,666	6,177,145	(39,545)
09/16/2020	USD	354,057	354,056	PHP	17,830,292	356,545	2,489
09/16/2020	USD	210,000	210,000	PLN	825,794	208,780	(1,220)
09/16/2020	USD	20,000	20,000	RUB	1,411,937	19,659	(341)
09/16/2020	USD	30,000	30,000	SGD	41,696	29,927	(73)
09/16/2020	USD	2,699,000	2,699,000	THB	83,519,206	2,701,846	2,846
09/16/2020	USD	455,177	455,177	TWD	13,308,290	451,284	(3,893)
09/16/2020	USD	70,000	70,000	ZAR	1,200,446	68,615	(1,385)
09/16/2020	ZAR	6,255,215	357,537	USD	370,365	370,365	12,828
09/17/2020	MXN	177,073,529	7,622,666	USD	7,752,611	7,752,611	129,945
09/17/2020	USD	7,975,320	7,975,320	MXN	177,073,529	7,622,666	(352,654)
							$(287,193)

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

FUTURES CONTRACTS

		Number of
		Contracts		Notional		Unrealized
	Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
	Amsterdam Exchanges Index	4	July 2020	447,640	EUR	$(2,030)
	Australia SPI 200 Index	16	September 2020	2,356,800	AUD	44,966
	Australian 10 Year Government Bond	3	September 2020	446,365	AUD	1,198
*	Brent Crude	(1)	September 2020	(41,270)	USD	(592)
*	Brent Crude	(39)	December 2020	(1,628,640)	USD	19,559
*	Brent Crude	87	December 2022	3,993,300	USD	197,441
	British Pound	(5)	September 2020	(387,406)	USD	2,530
	CAC 40 Index	18	July 2020	884,430	EUR	(3,766)
	Canadian 10 Year Government Bond	11	September 2020	1,692,020	CAD	(1,017)
	Canadian Dollar	(8)	September 2020	(588,960)	USD	(55)
*	Canola	(37)	November 2020	(352,240)	CAD	251
*	Cocoa	(1)	September 2020	(21,860)	USD	2,156
*	Coffee 'C'	(1)	September 2020	(37,875)	USD	(1,878)
*	Corn	(19)	September 2020	(324,425)	USD	(8,746)
*	Cotton No. 2	(3)	December 2020	(91,320)	USD	(1,617)
*	Crude Oil	(1)	August 2020	(39,270)	USD	(1,133)
	DAX Index	1	September 2020	308,138	EUR	1,150
	DAX Mini	7	September 2020	431,393	EUR	1,229
	E-mini Russell 2000 Index	(57)	September 2020	(4,097,160)	USD	(177,624)
	E-mini S&P 500	113	September 2020	17,459,630	USD	(148,363)
	Euro FX Currency	21	September 2020	2,954,044	USD	(30,657)
	Euro STOXX 50 Index	(100)	September 2020	(3,223,000)	EUR	8,908
	Euro STOXX 50 Volatility Index	5	July 2020	15,350	EUR	638
	Euro-Bund	1	September 2020	176,520	EUR	2,841
	Euro-OAT	1	September 2020	167,650	EUR	145
*	European Emission Allowances	93	December 2020	2,508,210	EUR	429,737
*	Feeder Cattle	(1)	August 2020	(66,425)	USD	(2,929)
	FTSE 100 Index	18	September 2020	1,106,550	GBP	(21,993)
	FTSE 250 Index	(13)	September 2020	(444,366)	GBP	13,175
	FTSE/JSE TOP 40 Index	(2)	September 2020	(1,005,840)	ZAR	(591)
	FTSE/MIB Index	2	September 2020	192,890	EUR	(1,475)
*	Gold 100 oz	99	August 2020	17,824,950	USD	897,989
	Hang Seng China Enterprises Index	(45)	July 2020	(21,708,000)	HKD	29,521
	Hang Seng Index	2	July 2020	2,424,700	HKD	(2,700)
*	Hard Red Winter Wheat	(1)	September 2020	(21,988)	USD	(490)
	IBEX 35 Index	2	July 2020	144,196	EUR	(4,694)
	Japanese Yen	1	September 2020	115,888	USD	(839)
	Korea 3 Year Bond	30	September 2020	3,361,200,000	KRW	(847)
	Korea 10 Year Bond	5	September 2020	667,750,000	KRW	(715)
*	Lean Hogs	(6)	August 2020	(117,660)	USD	15,587
*	Live Cattle	(2)	August 2020	(77,020)	USD	2,232
*	London Metal Exchange Copper	1	July 2020	150,206	USD	7,703
*	London Metal Exchange Copper	(1)	July 2020	(150,206)	USD	(18,616)
*	London Metal Exchange Copper	1	August 2020	150,344	USD	4,597
*	London Metal Exchange Copper	(1)	August 2020	(150,344)	USD	(7,622)
*	London Metal Exchange Lead	4	July 2020	176,675	USD	7,619
*	London Metal Exchange Lead	(4)	July 2020	(176,675)	USD	(10,663)
*	London Metal Exchange Lead	1	August 2020	44,231	USD	(691)
*	London Metal Exchange Lead	(2)	August 2020	(88,463)	USD	(1,156)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

FUTURES CONTRACTS (Continued)

		Number of
		Contracts		Notional		Unrealized
	Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
*	London Metal Exchange Nickel	1	July 2020	76,572	USD	$(531)
*	London Metal Exchange Nickel	(1)	July 2020	(76,572)	USD	(3,009)
*	London Metal Exchange Nickel	(1)	August 2020	(76,689)	USD	576
*	London Metal Exchange Primary Aluminum	9	July 2020	358,594	USD	7,409
*	London Metal Exchange Primary Aluminum	(9)	July 2020	(358,594)	USD	(24,691)
*	London Metal Exchange Primary Aluminum	(6)	August 2020	(241,238)	USD	(2,306)
*	London Metal Exchange Tin	1	July 2020	84,145	USD	7,662
*	London Metal Exchange Tin	(1)	July 2020	(84,145)	USD	(8,073)
*	London Metal Exchange Zinc	4	July 2020	203,825	USD	1,681
*	London Metal Exchange Zinc	(4)	July 2020	(203,825)	USD	(3,238)
*	London Metal Exchange Zinc	(2)	August 2020	(102,100)	USD	(1,306)
	Long Gilt	4	September 2020	550,560	GBP	1,642
*	Low Sulphur Gas Oil	(1)	August 2020	(35,525)	USD	(1,028)
	Mexican Peso	(6)	September 2020	(129,240)	USD	1,778
*	Milling Wheat No. 2	6	September 2020	54,150	EUR	(1,445)
	MSCI Taiwan Stock Index	2	July 2020	86,540	USD	673
	MSCI World Index	(6)	September 2020	(389,280)	USD	1,311
	NASDAQ 100 E-mini	(2)	September 2020	(405,890)	USD	(2,695)
*	Natural Gas	(8)	August 2020	(140,080)	USD	954
	New Zealand Dollar	(3)	September 2020	(193,650)	USD	(81)
	Nikkei 225 Mini	10	September 2020	111,300,000	JPY	(38,833)
	Nikkei 225 Mini	74	September 2020	164,798,000	JPY	(54,303)
*	NY Harbor ULSD	(1)	August 2020	(49,833)	USD	(1,213)
	OMX 30 Index	18	July 2020	2,999,250	SEK	2,655
*	Palladium	(13)	September 2020	(2,556,970)	USD	(1,559)
*	Platinum	68	October 2020	2,894,080	USD	33,557
*	RBOB Gasoline	(1)	July 2020	(50,463)	USD	177
*	Red Spring Wheat	(3)	September 2020	(78,038)	USD	1,779
*	Robusta Coffee	(14)	September 2020	(166,180)	USD	4,666
	S&P 500 Dividend Index	307	December 2021	3,875,875	USD	846,312
	S&P 500 Dividend Index	117	December 2022	1,482,975	USD	349,096
	S&P 500 Dividend Index	108	December 2023	1,374,300	USD	260,159
	S&P/Toronto Stock Exchange 60 Index	6	September 2020	1,114,200	CAD	9,551
*	SGX TSI Iron Ore	16	August 2020	152,880	USD	(2,169)
*	Silver	47	September 2020	4,379,695	USD	124,315
*	Soybean	(4)	November 2020	(176,450)	USD	(766)
*	Soybean Meal	(5)	December 2020	(147,950)	USD	250
*	Soybean Oil	(3)	December 2020	(51,858)	USD	(724)
	STOXX 600 Banks Index	(63)	September 2020	(296,730)	EUR	7,133
*	TTF Natural Gas	(10)	August 2020	(45,853)	EUR	(3,676)
	U.S. 5 Year Treasury Note	12	September 2020	1,508,906	USD	2,485
	U.S. Treasury Long Bond	46	September 2020	8,213,875	USD	57,788
*	UK Natural Gas	(5)	August 2020	(25,141)	GBP	(3,937)
	Ultra 10-Year U.S. Treasury Note	3	September 2020	472,453	USD	1,791
	Ultra T-Bond	1	September 2020	218,156	USD	381
*	White Sugar	6	August 2020	106,710	USD	(3,490)
						$2,804,381
*	Position held in Subsidiary

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

INTEREST RATE SWAPS *

		Payment	Effective	Termination	Notional			Premium Paid	Unrealized
Rate paid [1]	Rate received [1]	Frequency	Date	Date	Amount		Value	(Received)	Gain/(Loss)
CNY-CNREPOFIX 2.436%	2.140%	3 Month	9/16/2020	9/16/2025	41,696,300	CNY	$(60,025)	$8,625	$(68,650)
HKD-HIBOR-HKAB 0.800%	0.710%	3 Month	9/16/2020	9/16/2023	13,500,000	HKD	(1,366)	—	(1,366)
0.580%	HUF-BUBOR-Reuters 0.740%	6 Month	9/16/2020	9/16/2023	233,900,000	HUF	659	659	—
NZD-BBR-FRA 0.250%	0.230%	3 Month	9/16/2020	9/16/2023	5,900,000	NZD	(552)	—	(552)
PLN-WIBOR-WIBO 0.180%	0.884%	6 Month	9/16/2020	9/16/2030	2,600,000	PLN	106	—	106
PLN-WIBOR-WIBO 0.180%	0.365%	6 Month	9/16/2020	9/16/2023	7,700,000	PLN	(733)	—	(733)
SGD-SOR-VWAP 0.228%	0.928%	6 Month	9/16/2020	9/16/2030	900,000	SGD	5,015	987	4,028
SGD-SOR-VWAP 0.228%	0.438%	6 Month	9/16/2020	9/16/2023	3,100,000	SGD	1,095	1,097	(2)
USD-LIBOR-BBA 0.302%	0.290%	3 Month	9/16/2020	9/16/2023	3,200,000	USD	5,481	(894)	6,375
Total of Interest Rate Swaps							$(50,320)	$10,474	$(60,794)

INFLATION SWAPS *
							Premium
		Payment	Effective	Termination	Notional		Paid	Unrealized
Rate paid [1]	Rate received	Frequency	Date	Date	Amount	Value	(Received)	Gain/(Loss)
USA-CPI-U	1.244%	At maturity	5/18/2020	5/18/2030	5,009,800 USD	(132,175)	2,945	(135,120)
USA-CPI-U	0.830%	At maturity	4/30/2020	4/30/2025	38,615,400 USD	(548,091)	(109,460)	(438,631)
Total of Inflation Swaps						$(680,266)	$(106,515)	$(573,751)

* Counterparty is J.P. Morgan Investment Bank

1 Floating rate definitions

CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate

HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate

HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate

NZD-BBR-FRA - New Zealand Official Cash Rate

PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty

SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price

USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

USA-CPI-U - U.S. Consumer Price Index for Urban Consumers

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South-Korean Won

MXN - Mexican Peso

NOK - Norwegian Kroner

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - US Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

TOTAL RETURN SWAPS *

Reference	Counter-		Payment	Termination	Notional		Unrealized
Entity	party [a]	Rate Paid/Received [b]	Frequency	Date	Amount		Gain/(Loss)
[1] GSCBFABA Index	GS	AUD BBSW 3M + 0.10% (0.202%)	monthly	10/12/2022	(1,107,726)	AUD	$11,514
[2] GSCBFACT Index	GS	USD LIBOR 1M - 0.40% (-0.238%)	monthly	08/12/2022	(561,723)	USD	5,996
[3] GSCBFLPM Index	GS	USD LIBOR 1M - 0.20% (-0.038%)	monthly	06/30/2022	(1,048,837)	USD	17,934
[4] GSGLFEXC Index	GS	USD LIBOR 1M + 0.40% (0.562%)	monthly	08/12/2022	983,446	USD	(958)
[5] GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (0.562%)	monthly	06/24/2022	1,816,115	USD	15,272
[6] GSGLPLAS Index	GS	USD LIBOR 1M - 0.20% (-0.038%)	monthly	02/16/2023	(982,368)	USD	6,799
[7] GSGLSMA3 Index	GS	USD LIBOR 1M - 1.35% (-1.188%)	monthly	03/19/2021	(995,847)	USD	(26,390)
[8] GSGLYARD Index	GS	USD LIBOR 1M - 1.05% (-0.888%)	monthly	03/16/2023	(1,285,518)	USD	31,325
[9] JPCMFBAN Index	JPM	USD LIBOR 1M - 0.40% (-0.238%)	monthly	07/14/2021	(550,336)	USD	24,924
[10] JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.467%)	monthly	07/23/2020	1,140,879	CHF	(15,943)
[11] JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (-0.188%)	monthly	07/12/2021	(1,337,364)	USD	(42,337)
[12] JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (-0.888%)	monthly	07/07/2020	(944,707)	USD	(12,468)
[13] JPFUEUBA Index	JPM	EUR EURIBOR 1M - 1.15% (-1.660%)	monthly	04/13/2021	(767,407)	EUR	(8,131)
[14] JPFUEUIN Index	JPM	EUR EURIBOR 1M + 0.30% (-0.210%)	monthly	04/13/2021	1,476,502	EUR	24,108
[15] JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (0.562%)	monthly	08/13/2020	628,985	USD	(414)
[16] JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (-0.338%)	monthly	08/13/2020	(521,348)	USD	10,392
[17] JPFUPIPE Index	JPM	USD LIBOR 1M - 0.50% (-0.338%)	monthly	06/16/2021	(572,733)	USD	42,875
[18] JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (-0.238%)	monthly	07/30/2020	(772,529)	USD	(15,738)
[19] JPTAOBRL Index	JPM	BRL CDI - 4.78% (-2.630%)	monthly	03/24/2021	(322,597)	BRL	256
[20] S5CONS	JPM	USD LIBOR 1M - 0.40% (-0.238%)	monthly	03/17/2021	(777,150)	USD	335
[21] S5MATR	JPM	USD LIBOR 1M - 0.40% (-0.238%)	monthly	03/17/2021	(660,020)	USD	(5,979)
[22] SXPP	JPM	EUR EURIBOR 1M - 0.60% (-1.110%)	monthly	03/17/2021	(644,512)	EUR	(2,224)
Klabin SA	MS	BRL CDI + 1.50% (3.650%)	monthly	09/16/2021	557,905	BRL	7,316
Mediatek Inc.	MS	FEDEF 1D + 0.75% (0.830%)	monthly	06/23/2022	1,730,664	TWD	5,160
[23] MSFDRUS Index	MS	0	monthly	07/01/2021	31,460,767	USD	225,073
Novatek Microelectronics Corp.	MS	FEDEF 1D + 0.75% (0.830%)	monthly	06/23/2022	565,483	TWD	764
Samsung Electronics Co Ltd.	MS	FEDEF 1D + 0.75% (0.830%)	monthly	06/23/2022	162,771,495	KRW	2,834
SK Hynix, Inc.	MS	FEDEF 1D + 0.75% (0.830%)	monthly	06/23/2022	69,405,678	KRW	121
TSMC [c]	MS	FEDEF 1D + 0.75% (0.830%)	monthly	06/23/2022	3,359,553	TWD	(353)
United Microelectronics Corp.	MS	FEDEF 1D + 0.75% (0.830%)	monthly	06/23/2022	1,704,281	TWD	1,906
Total of Total Return Swaps							$303,969

a Counterparty abbreviations

GS - Goldman Sachs

JPM - J.P. Morgan Investment Bank

MS - Morgan Stanley

b Floating rate definitions

BBSW - Australian Bank Bill Swap Rate

BRL CDI - Brazil Average One-Day Interbank Deposit

EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.

FEDEF - U.S. Federal Funds Effective Rate

LIBOR - London Interbank Offered Rate

c TSMC - Taiwan Semiconductor Manufacturing Co.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2020

* No Upfront premiums paid on the Total Return Swaps.
1 GSCBFABA is a custom basket of oilfield products and services company stocks.
2 GSCBFACT is a custom basket of investment management company stocks.
3 GSCBFLPM is a custom basket of financial services company stocks.
4 GSGLFEXC is a custom basket of financial services company stocks.
5 GSGLFPAY is a custom basket of financial services company stocks. The components of the basket as of June 30, 2020 are shown on the following pages.
6 GSGLPLAS is a custom basket of plastics company stocks.
7 GSGLSMA3 is a custom basket of smartphone company stocks.
8 GSGLYARD is a custom basket of shipyards and containers company stocks.
9 JPCMFBAN is a custom basket of bank stocks.
10 JPEBCSMI is a custom basket of Swiss stocks.
11 JPFCITSV is a custom basket of information technology company stocks.
12 JPFUAIR is a custom basket of airline company stocks.
13 JPFUEUBA is a custom basket of European bank stocks.
14 JPFUEUIN is a custom basket of European insurance company stocks.
15 JPFUMEDA is a custom basket of media company stocks.
16 JPFUOMED is a custom basket of media company stocks.
17 JPFUPIPE is a custom basket of natural gas company stocks.
18 JPFUREGU is a custom basket of U.S. real estate company stocks.
19 JPTAOBRL is a custom basket of Brazilian stocks.
20 S5CONS - S&P 500 Consumer Staples Index
21 S5MATR - S&P 500 Materials Index
22 SXPP - STOXX Europe 600 Basic Resources Index.
23 MSFDRUS - The components of the basket as of June 30, 2020 are shown on the following pages.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2020

GSGLFPAY Index

Name	Quantity	Value	Weight
Global Payments Inc	28,796	$4,884,378	15.51%
Mastercard Inc	13,874	4,102,542	13.02%
PayPal Holdings Inc	20,545	3,579,555	11.36%
Visa Inc	17,428	3,366,567	10.69%
Adyen NV	1,850	2,694,582	8.55%
Square Inc	24,756	2,597,895	8.25%
Fiserv Inc	24,498	2,391,495	7.59%
Fidelity National Information Services I	17,274	2,316,271	7.35%
FleetCor Technologies Inc	7,490	1,883,960	5.98%
WEX Inc	8,437	1,392,189	4.42%
Afterpay Ltd	31,923	1,341,471	4.26%
Xero Ltd	15,330	951,775	3.02%
		$31,502,680	100.00%

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	16,168,761	$16,168,761	51.10%
EUR Cash	(2,882,874)	(3,238,894)	(10.24%)
NOK Cash	(15,133,594)	(1,572,281)	(4.97%)
GBP Cash	(988,304)	(1,224,604)	(3.87%)
CAD Cash	(1,628,406)	(1,199,474)	(3.79%)
SEK Cash	(5,001,180)	(536,711)	(1.70%)
CF Industries Holdings	18,203	512,232	1.62%
Franco Nev Corp Common (Canada)	3,561	497,258	1.57%
JPY Cash	52,773,815	488,760	1.54%
Alibaba Group Holding Ltd.	2,219	478,638	1.51%
Chewy Inc - Class A	9,751	435,772	1.38%
DKK Cash	(2,887,544)	(435,363)	(1.38%)
Idexx Labs	1,315	434,160	1.37%
Zoetis Inc	3,041	416,739	1.32%
Tencent Holdings Ltd.	6,218	400,012	1.26%
Vonovia SE	6,250	383,252	1.21%
Wheaton Precious Metal	8,495	374,205	1.18%
HKD Cash	(2,753,304)	(355,242)	(1.12%)
National Grid Plc	28,823	353,216	1.12%
Mowi ASA	18,197	345,309	1.09%
Eversource Energy	3,794	315,926	1.00%
Yara Internat	8,853	307,111	0.97%
Dollar General Corp.	1,432	272,810	0.86%
Leg Immobilien	2,137	271,303	0.86%
Nextera Energy Inc	1,126	270,431	0.85%
Tjx Co Inc	5,287	267,311	0.85%
Sempra Energy	2,269	265,995	0.84%
Emera Inc	6,703	263,755	0.83%
Ross Stores	3,052	260,153	0.82%
Royal Gold	2,012	250,132	0.79%
JD.Com Inc	4,112	247,460	0.78%
The Sherwin-Williams Company	426	246,164	0.78%
Pinduoduo Inc-ADR	2,785	239,064	0.76%
First Solar Inc	4,761	235,670	0.75%
Iberdrola	20,000	231,889	0.73%
Sca B	19,403	230,715	0.73%
Baozun Inc	5,842	224,625	0.71%
Fortis	5,861	222,896	0.70%

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2020

MSFDRUS Index (Continued)

Name	Quantity	Value	Weight
Nibe Industrier B	9,628	$212,746	0.67%
Northland Power Inc	8,351	209,021	0.66%
Royal Dutch Shell Plc-A Shares	12,874	208,280	0.66%
Neste Oyj	5,297	207,160	0.66%
Vestas Wind Systems	2,032	206,922	0.65%
Salmar Asa	4,278	204,050	0.65%
Consolidated Edison Inc	2,822	202,986	0.64%
Fortum Oyj	10,662	202,560	0.64%
Bilibili Inc-ADR	4,273	197,925	0.63%
Meituan-W	8,702	193,004	0.61%
Prologis Inc	1,996	186,287	0.59%
PNM Resources	4,832	185,742	0.59%
Other Underlying Index Components *		11,878,049	37.54%
		$31,643,887	100.00%

* Largest 50 underlying components by market value at June 30, 2020 are listed.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities
June 30, 2020

Assets
Investments, at value (cost $110,169,480)	$109,596,661
Cash	7,119,093
Cash collateral for derivative instruments	22,510,000
Deposits with brokers for derivative instruments	28,841,818
Foreign currency, at value (cost $2,429,894)	2,426,354
Premiums paid for swaps	14,313
Unrealized appreciation on swaps	445,413
Receivables:
Investment securities sold	1,999,252
Interest receivable	156
Fund shares sold	1,500
Prepaid expenses	12,876
Total Assets	172,967,436

Liabilities
Written options, at value (premiums received $997,065)	854,190
Premiums received from swaps	110,354
Unrealized depreciation on swaps	775,989
Unrealized depreciation on forward currency contracts	287,193
Payables:
Investment securities purchased	1,583,286
Due to Broker	493,276
Due to Investment Adviser	109,870
Accrued Distribution fees	639
Other accrued expenses	133,233
Total Liabilities	4,348,030

Net Assets	$168,619,406

COMPONENTS OF NET ASSETS
Paid-in capital	$160,408,321
Distributable Earnings	8,211,085

Net Assets	$168,619,406

Institutional Class:
Net assets applicable to shares outstanding	$1,339,810
Shares outstanding (unlimited shares authorized with no par value)	137,308
Net Asset Value, Redemption Price and Offering Price Per Share	$9.76

Super Institutional Class:
Net assets applicable to shares outstanding	$167,279,596
Shares outstanding (unlimited shares authorized with no par value)	17,103,383
Net Asset Value, Redemption Price and Offering Price Per Share	$9.78

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations
For the Year Ended June 30, 2020

Investment Income
Dividend income (Net of foreign tax of $465)	$1,493
Interest	2,250,675
Total Investment Income	2,252,168

Expenses
Management fees	1,653,459
Administration fees	227,361
Transfer agent fees	65,125
Legal fees	40,660
Audit fees	34,605
Registration fees	22,101
Custody fees	18,404
Interest expense	15,790
Compliance fees	13,695
Trustees fees	12,908
Reports to shareholders	10,487
Miscellaneous expenses	8,119
Insurance expense	4,103
Shareholder servicing fees	965
Total expenses	2,127,782
Less: Expense waived by the Adviser (Note 3)	(181,991)

Net expenses	1,945,791

Net Investment Income	306,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,318,884
Written options	7,170,744
Forward currency contracts	2,375,241
Futures contracts	(1,190,204)
Foreign currency	453,296
Swap contracts	4,880,159
Net realized gain	16,008,120
Net change in unrealized appreciation (depreciation) on:
Investments	(3,689,052)
Written options	190,524
Forward currency contracts	(946,949)
Futures contracts	3,576,679
Foreign currency	(11,391)
Translation of assets and liabilities denominated in foreign currency	26,279
Swap contracts	(151,685)
Net change in appreciation (depreciation)	(1,005,595)

Net realized and unrealized gain on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	15,002,525

Net Increase in Net Assets from Operations	$15,308,902

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statements of Changes in Net Assets

Operations	For the Year ended June 30, 2020	For the Year ended June 30, 2019
Net investment income (loss)	$306,377	$(444,815)
Net realized gain (loss) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	16,008,120	(2,102,662)
Net change in unrealized appreciation (depreciation) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	(1,005,595)	4,747,752
Net increase in net assets resulting from operations	15,308,902	2,200,275

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	—	(239,681)
Net dividends and distributions to shareholders - Super Institutional Class	(41,301)	(14,278,182)
Net decrease in net assets resulting from distributions paid	(41,301)	(14,517,863)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Institutional Class	6,031,987	1,654,962 *
Super Institutional Class	12,717,199	15,141,090
Proceeds from reinvestment of distributions
Institutional Class	—	225,637
Super Institutional Class	41,167	14,224,939
Cost of units redeemed
Advisor Class	—	(102,475)*
Institutional Class	(7,539,454)	(339,265)
Super Institutional Class	(43,919,801)	(12,587,889)
Net increase (decrease) in net assets from capital transaction	(32,668,902)	18,216,999

Total increase (decrease) in net assets	(17,401,301)	5,899,411

Net Assets
Beginning of year	186,020,707	180,121,296
End of year	$168,619,406	$186,020,707

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares redeemed	—	(10,848)*
Net increase (decrease) in shares outstanding	—	(10,848)

Institutional Class
Shares sold		168,642 *
Shares reinvested	620,541	26,329
Shares redeemed	(788,290)	(38,330)
Net increase (decrease) in shares outstanding	(167,749)	156,641

Super Institutional Class
Shares sold	1,358,090	1,671,929
Shares reinvested	4,494	1,659,853
Shares redeemed	(4,627,289)	(1,385,294)
Net increase (decrease) in shares outstanding	(3,264,705)	1,946,488

*	Includes exchange of all shares in Advisor Class to Institutional Class on 10/31/2018. 10,848 shares of Advisor class valued at $102,475 were exchanged for 10,804 shares of the Institutional Class. See Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the periods presented

	For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$8.99	$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.00)^	(0.03)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.77	0.10	0.36	0.29	(0.35)
Total from investment operations	0.77	0.07	0.28	0.21	(0.44)

Less distributions:
From net investment income	—	(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	—	—	(0.20)	—	—
Total distributions	—	(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$9.76	$8.99	$9.69	$9.73	$9.56

Total return	8.57%	1.09%	2.96%	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,340	$2,743	$1,438	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.19%	1.24%	1.19%	1.19%	1.55	%(3)
After fees waived by the Adviser (4)	1.09%	1.13%	1.06%	1.09%	1.16	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.11%	-0.46%	-0.97%	-0.97%	-1.44	%(3)
After fees waived by the Adviser (5)	-0.01%	-0.35%	-0.84%	-0.87%	-1.05	%(3)
Portfolio turnover rate (6)	88%	81%	11%	4%	54	%(2)

^	Amount represents less than $0.01 per share.

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and June 30, 2020, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18%, 1.18%, 1.23% and 1.18% , respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07%, 1.05%, 1.12% and 1.08%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and June 30, 2020, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96%, -0.96%, -0.45% and -0.10%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85%, -0.83%, -0.34% and 0.00%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout the periods presented

	For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.00	$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.02	(0.02)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.76	0.10	0.36	0.29	(0.38)
Total from investment operations	0.78	0.08	0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.00)^	(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	—	—	(0.20)		—
Total distributions	(0.00)	(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$9.78	$9.00	$9.69	$9.73	$9.56

Total return	8.69%	1.21%	2.96%	2.18%	-4.40	% (2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$167,280	$183,278	$178,578	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.16%	1.17%	1.19%	1.17%	1.45	% (3)
After fees waived by the Adviser (4)	1.06%	1.06%	1.06%	1.06%	1.06	% (3)
Ratio of net investment income (loss) to average net assets
Before fees waived by the Adviser (5)	0.07%	-0.35%	-0.97%	-0.95%	-1.05	% (3)
After fees waived by the Adviser (5)	0.17%	-0.24%	-0.84%	-0.84%	-0.66	% (3)
Portfolio turnover rate (6)	88%	81%	11%	4%	54	% (2)

^	Amount represents less than $0.01 per share.

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and June 30, 2020, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15%, 1.18%, 1.16% and 1.15%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05%, 1.05% and 1.05%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and June 30, 2020, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93%, -0.96%, -0.34% and 0.08% , respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83%, -0.83%, -0.23% and 0.18%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets. On October 31, 2018, all outstanding shares in the Advisor Class were exchanged to the Institutional Class. The Advisor Class is currently closed, but may accept new investments in the future.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2020 the Fund’s investment in the Subsidiary represented 7.15% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment gain	$231
Net realized gain	8,178,847
Net change in unrealized appreciation (depreciation)	1,393,719
Net increase in net assets resulting from Operations	$9,572,797

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

At June 30, 2020, the investment held in the Subsidiary was $12,049,943; there were $1,435,544 of unrealized gains in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 656 futures contracts and 483 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a)  Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants are valued using prices provided by the respective counterparty and are reviewed by the Adviser. These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2020:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Purchased Options and Warrants	$939,789	$6,286,433	$—	$7,226,222
Short-Term Investments	—	102,370,439	—	102,370,439
Total Investments	$939,789	$108,656,872	$—	$109,596,661

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(708,014)	$(146,176)	$—	$(854,190)
Forward Currency Contracts *	—	(287,193)	—	(287,193)
Futures Contracts *	2,804,381	—	—	2,804,381
Interest Rate Swaps *	—	(60,794)	—	(60,794)
Inflation Swaps *	—	(573,751)	—	(573,751)
Total Return Swaps *	—	303,969	—	303,969
Total Other Financial Instruments	$2,096,367	$(763,945)	$—	$1,332,422

*  Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the year ended June 30, 2020, include purchased options and warrants; written options; forward currency and futures contracts; and interest rate, inflation, and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Dispersion Warrants – The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to an index strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increases or decreases depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on an inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of June 30, 2020:

Consolidated Statement of Assets and Liabilities Location

Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate (3)	$—	$10,509	$68,271
Currency	865,328	—	4,308
Equity	374,269	434,904	1,575,839
Commodity	565,520	—	1,767,897
Volatility	5,421,105	—	638
Total	$7,226,222	$445,413	$3,416,953

Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate (3)	$(81,750)	$—	$(645,054)	$(2,579)
Currency	(61,576)	(287,193)	—	(31,632)
Equity	(267,784)	—	(130,935)	(459,067)
Commodity	(358,480)	—	—	(119,294)
Volatility	(84,600)	—	—	—
Total	$(854,190)	$(287,193)	$(775,989)	$(612,572)

(1) Includes purchased options and warrants.

(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments. The variation margin is captured in the deposits with brokers for derivative instruments in the Fund’s Consolidated Statement of Assets and Liabilities.

(3) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended June 30, 2020:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure		Written	Forward Currency	Futures	Swap
Category	Investments (1)	Options	Contracts	Contracts	Contracts	Total
Interest rate (2)	$(372,745)	$1,160,697	$—	$(4,486,889)	$232,706	$(3,466,231)
Commodity	(49,826)	2,923,210	—	5,044,319	—	7,917,703
Credit	—	—	—	—	(318,483)	(318,483)
Currency	1,084,344	306,109	2,375,241	(256,982)	—	3,508,712
Equity	(3,093,991)	2,592,413	—	(1,363,347)	4,965,936	3,101,011
Volatility	232,252	188,315	—	(127,305)	—	293,262
Total	$(2,199,966)	$7,170,744	$2,375,241	$(1,190,204)	$4,880,159	$11,035,974

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure		Written	Forward Currency	Futures	Swap
Category	Investments (1)	Options	Contracts	Contracts	Contracts	Total
Interest rate (2)	$—	$3,199	$—	$989,912	$(564,838)	$428,273
Currency	6,072	71,441	(946,949)	12,369	—	(857,067)
Equity	(633,633)	80,569	—	983,411	413,153	843,500
Commodity	(154,209)	(49,971)	—	1,590,349	—	1,386,169
Volatility	(210,211)	85,286	—	638	—	(124,287)
Total	$(991,981)	$190,524	$(946,949)	$3,576,679	$(151,685)	$1,676,588

(1) Includes purchased options and warrants.

(2) Includes inflation risk

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

The average monthly volume of derivative instruments held by the Fund during the year ended June 30, 2020 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$6,789,363
Interest rate swaps *	Notional Amount	$298,229,466
Total return swaps – Long	Notional Amount	$51,877,989
Total return swaps – Short	Notional Amount	$(16,777,620)
Forward currency contracts	Notional Amount	$252,982,401
Futures – Long	Notional Amount	$(34,651)
Futures – Short	Notional Amount	$48,464
Purchased options and warrants	Contracts	92,706
Purchased currency options	Notional Amount	$731,531
Written options	Contracts	(1,756)
Written currency options	Notional Amount	$(92,644)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2020:

		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets and (Liabilities)	Consolidated Statement of Assets & (Liabilities)	Consolidated Statement of Assets & (Liabilities)	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options and Warrants
BNP Paribas S.A.	$480,215	$—	$480,215	$—	$—	$480,215
Citigroup	396,548	—	396,548	—	—	396,548
HSBC Bank Plc	1,447,255	—	1,447,255	—	—	1,447,255
J.P. Morgan Chase	2,463,231	—	2,463,231	—	—	2,463,231
Morgan Stanley	1,429,484	—	1,429,484	(792,614)	—	636,870
Societe Generale	710,329	—	710,329	—	—	710,329
UBS AG	299,160	—	299,160	—	—	299,160

Futures Contracts (2)
Morgan Stanley	3,416,953	(611,010)	2,805,943	—	—	2,805,943

Forward Contracts
J.P. Morgan Chase	237,912	(237,912)	—	—	—	—

Swaps Contracts
Goldman Sachs	88,840	—	88,840	(27,348)	—	61,492
J.P. Morgan Chase	113,399	—	113,399	(113,399)	—	—
Morgan Stanley	243,174	—	243,174	(353)	—	242,821
	$11,326,500	$(848,922)	$10,477,578	$(933,714)	$—	$9,543,864

Liabilities:
Written Options
Morgan Stanley	$(792,614)	$—	$(792,614)	$792,614	$—	$—
Goldman Sachs	(61,576)	—	(61,576)	—	61,576	—

Futures Contracts (2)
J.P. Morgan Chase	(1,562)	—	(1,562)	—	1,562	—
Morgan Stanley	(611,010)	611,010	—	—	—	—

Forward Contracts
J.P. Morgan Chase	(525,105)	237,912	(287,193)	—	287,193	—

Swaps Contracts
Goldman Sachs	(27,348)	—	(27,348)	27,348	—	—
J.P. Morgan Chase	(748,288)	—	(748,288)	113,399	634,889	—
Morgan Stanley	(353)	—	(353)	353	—	—
	$(2,767,856)	$848,922	$(1,918,934)	$933,714	$985,220	$—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2020, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended June 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of June 30, 2020, the tax years ended June 30, 2019, June 30, 2018, June 30, 2017 remain subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At June 30, 2020, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On June 30, 2020, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amount Pledged (1)	Deposits with Brokers
Barclays	$—	$280,925
Goldman Sachs	860,000	—
J.P. Morgan Chase	3,800,000	4,197,807
Morgan Stanley	17,850,000	24,363,086
Total	$22,510,000	$28,841,818

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2020, the Fund held $ 6,869,093 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”); $30,925 as deposits with broker at Barclays; $3,947,807 as deposits with broker at J.P. Morgan Chase; and $24,113,086 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05%, of average daily net assets for both the Institutional and Super Institutional Classes, excluding any shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2020, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$230,181	June 30, 2021
200,582	June 30, 2022
181,991	June 30, 2023
$612,754

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the year ended June 30, 2020, the Fund incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

Administration	$227,361
Custody	$18,404
Transfer Agency	$65,125
Compliance Services	$13,695

At June 30, 2020, the Fund had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees to U.S. Bank in the following amounts:

Administration	$57,957
Custody	$4,816
Transfer Agency	$16,114
Compliance Services	$3,075

The above payable amounts are included in other accrued expenses in the Consolidated Statement of Assets and Liabilities.

The Independent Trustees were paid $12,908 for their services and reimbursement of travel expenses during the year ended June 30, 2020. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended June 30, 2020, were as follows:

Purchases	$126,871,254
Sales	$194,374,024

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

Note 6 – Federal Income Tax Information

At June 30, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax cost of Investments	$110,169,480	$(913,297)	$2,570,915	$(278,383)	$1,178,187	$(330,576)	$112,396,326
Unrealized Appreciation	1,257,542	59,107	4,899	8,006	1,737,167	—	3,066,721
Unrealized Depreciation	(1,830,361)	—	(8,439)	(16,816)	(110,973)	—	(1,966,589)
Net unrealized appreciation (depreciation)	(572,819)	59,107	(3,540)	(8,810)	1,626,194	—	1,100,132

Undistributed Ordinary Income	6,543,299	—	—	—	—	—	6,543,299
Other accumulated gain	567,654	—	—	—	—	—	567,654
Total accumulated gain (loss)	$6,538,134	$59,107	$(3,540)	$(8,810)	$1,626,194	$—	$8,211,085

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2020, permanent differences in book and tax accounting have been reclassified to capital, and accumulated gains as follows:

Accumulated Gains	Paid In Capital
$ 1,500,935	$ (1,500,935)

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

The tax character of distributions paid during the years ended June 30, 2020, and June 30, 2019 were as follows:

Distributions Paid From:	Year ended June 30, 2020	Year ended June 30, 2019
Ordinary Income	$41,301	$14,517,863
Long-Term Capital Gains	—	—
Total Distributions Paid	$41,301	$14,517,863

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2020, the Fund had no late-year or post-October losses.

At June 30, 2020, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to June 30, 2020 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 9 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2020

Note 10 – New Accounting Pronouncement

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s consolidated financial statements and various filings.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios

and the Shareholders of Fulcrum Diversified Absolute Return Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Fulcrum Diversified Absolute Return Fund, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the consolidated schedule of investments, as of June 30, 2020, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended and the consolidated financial highlights for each of the years in the four-year period then ended and for the period from July 31, 2015 (inception date) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and for the period from July 31, 2015 through June 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania

August 31, 2020

Fulcrum Diversified Absolute Return Fund

Additional Information

June 30, 2020 (Unaudited)

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-

0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated the Operational Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund’s Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period June 1, 2019 through December 31, 2019. No liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Tax Information

For the fiscal year ended June 30, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Fulcrum Diversified Absolute Return Fund

Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2012)	1	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	1	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	1	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018, Chairman, President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

Fulcrum Diversified Absolute Return Fund

Trustees and Officer Information (Continued) (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that, until March 31, 2020, he was an interested person of Quasar Distributors, LLC, the Trust’s distributor.

The Fund’s Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-538-5278.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, Harry E. Resis, Brian Ferrie and Wan-Chong Kung are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2020	FYE 06/30/2019
Audit Fees	$30,000	$22,500
Audit-Related Fees	None	None
Tax Fees	$4,600	$4,600
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2020	FYE 06/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Fulcrum Diversified Absolute Return Fund
Non-Audit Related Fees	FYE 06/30/2020	FYE 06/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date September 8, 2020

By /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date September 8, 2020